Income Taxes - Summary of (Benefit from) Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal	$ 0.6	$ 1.0	$ 0.8
State and local	4.3	2.6	1.6
Total current provision for income taxes	4.9	3.6	2.4
Deferred
Federal	(38.9)	11.3	9.8
State and local	(1.0)	(0.9)	(1.9)
Total deferred provision for income taxes	(39.9)	10.4	7.9
Total (benefit from) provision for income taxes	$ (35.0)	$ 14.0	$ 10.3